Document and Entity Information	Oct. 21, 2026	Jul. 22, 2026
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name		MOODY’S CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		1-14037
Entity Tax Identification Number		13-3998945
Entity Address, Address Line One		7 World Trade Center at 250 Greenwich Street
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10007
City Area Code		212
Local Phone Number		553-0300
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001059556
Amendment Flag		false
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		MCO
Security Exchange Name		NYSE
1.75% Senior Notes Due 2027
Entity Information [Line Items]
Title of 12(b) Security		1.75% Senior Notes Due 2027
Trading Symbol		MCO 27
Security Exchange Name		NYSE
.950% Senior Notes Due Two Thousand and Thirty
Entity Information [Line Items]
Title of 12(b) Security		0.950% Senior Notes Due 2030
Trading Symbol		MCO 30
Security Exchange Name		NYSE